Cover	Aug. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2022
Entity File Number	0-28963
Entity Registrant Name	STRATEGIC ACQUISITIONS, INC.
Entity Central Index Key	0000847942
Entity Tax Identification Number	13-3506506
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	14
Entity Address, Address Line Two	th
Entity Address, Address Line Three	Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	(212)
Local Phone Number	878-6532
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common Stock